Business Combinations - Disclosure of Detailed Information About Purchase Consideration (Details) - NZD ($) $ in Thousands		7 Months Ended
	Nov. 15, 2018	Jan. 31, 2019
Business Combination
Total purchase consideration	$ 19,946	$ 14,196